UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $955,606 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC     COM             00086T103    16993  1078236     SH   SOLE                  1078236
ACUSPHERE INC                   COM             00511R870     3901  2600582     SH   SOLE                  2600582
ALDABRA 2 ACQUISITION CORP      COM             01408A103    11028  1200000     SH   SOLE                  1200000
ALTERNATIVE ASSET MGMT ACQU     COM             02149U101    13230  1500000     SH   SOLE                  1500000
BROADRIDGE FINL SOLUTIONS IN    COM             11133T103    42391  2237000     SH   SOLE                  2237000
CLEARPOINT BUSINESS RES INC     COM             185061108     2266   568000     SH   SOLE                   568000
COLUMBUS ACQUISITION CORP       COM             198851107     5528   750000     SH   SOLE                   750000
COLUMBUS ACQUISITION CORP       *W EXP 05/18/201198851115      638   750000     SH   SOLE                   750000
COMMUNITY BANKERS ACQUISITN     COM             20361R101     6826   927400     SH   SOLE                   927400
CORE MARK HOLDING CO INC        COM             218681104    15820   449060     SH   SOLE                   449060
DOMTAR CORP                     COM             257559104    77900  9500000     SH   SOLE                  9500000
EXTERRAN HLDGS INC              COM             30225X103    77180   960667     SH   SOLE                   960667
FIRST AMERN CORP CALIF          COM             318522307    51926  1417973     SH   SOLE                  1417973
FREEDOM ACQUISITION HLDGS IN    COM             35645F103    31500  2800000     SH   SOLE                  2800000
GLOBAL LOGISTICS ACQUISITION    COM             379414105     8991  1160100     SH   SOLE                  1160100
GRUBB&ELLIS RLTY ADVISORS IN    COM             400096103    17453  2948100     SH   SOLE                  2948100
GSC ACQUISITION COMPANY         COM             40053G106     7829   850000     SH   SOLE                   850000
GSC ACQUISITION COMPANY         *W EXP 06/25/20140053G114       42    38500     SH   SOLE                    38500
HARBOR ACQUISITION CORPORATI    COM             41145X107     9314  1663200     SH   SOLE                  1663200
HARBOR ACQUISITION CORPORATI    *W EXP 04/25/20141145X115     993   4316133     SH   SOLE                  4316133
HD PARTNERS ACQUISITION CORP    COM             40415K100     8529  1129700     SH   SOLE                  1129700
HORIZON LINES INC               COM             44044K101    25645   840000     SH   SOLE                   840000
HUTCHISON TELECOMM INTL LTD     SPONSORED ADR   44841T107     6070   292100     SH   SOLE                   292100
INDIA GLOBALIZATION CAP INC     COM             45408X100     6241  1066800     SH   SOLE                  1066800
INFORMATION SERVICES GROUP I    COM             45675Y104     3825   500000     SH   SOLE                   500000
INFORMATION SERVICES GROUP I    *W EXP 01/31/20145675Y112      365   500000     SH   SOLE                   500000
INFOSPACE INC                   COM NEW         45678T201    13936   793628     SH   SOLE                   793628
ITURAN LOCATION AND CONTROL     SHS             M6158M104     6753   560407     SH   SOLE                   560407
JK ACQUISITION CORP             COM             47759H106     8604  1453300     SH   SOLE                  1453300
KBL HEALTHCARE ACQUIS CORP I    *W EXP 07/18/20148241N115      155   235000     SH   SOLE                   235000
KBL HEALTHCARE ACQUIS CORP I    COM             48241N107     2952   410000     SH   SOLE                   410000
MARATHON ACQUISITION CORP       COM             565756103    41641  5277639     SH   SOLE                  5277639
MBF HEALTHCARE ACQUISITION C    *W EXP 04/16/201552650111      283   349900     SH   SOLE                   349900
MBF HEALTHCARE ACQUISITION C    COM             552650103     4364   575000     SH   SOLE                   575000
MEDIA & ENTMT HOLDINGS INC      *W EXP 03/09/20158439W116      660   725000     SH   SOLE                   725000
MEDIA & ENTMT HOLDINGS INC      COM             58439W108     5358   725000     SH   SOLE                   725000
MULTIMEDIA GAMES INC            COM             625453105    13250  1555168     SH   SOLE                  1555168
NATIONAL FUEL GAS CO N J        COM             636180101    23405   500000     SH   SOLE                   500000
NEWS CORP                       CL A            65248E104   134438  6113600     SH   SOLE                  6113600
NORTH AMERN INS LEADERS INC     COM             65687M104     9959  1293300     SH   SOLE                  1293300
OCEANAUT INC                    *W EXP 01/01/201675227110      894   625000     SH   SOLE                   625000
OCEANAUT INC                    COM             675227102     5031   625000     SH   SOLE                   625000
OMNOVA SOLUTIONS INC            COM             682129101    35027  6060045     SH   SOLE                  6060045
QUANTA CAPITAL HLDGS LTD        SHS             G7313F106    18765  6950000     SH   SOLE                  6950000
SANTA MONICA MEDIA CORP         COM             802501106     5745   750000     SH   SOLE                   750000
SCHOOL SPECIALTY INC            COM             807863105    20872   602724     SH   SOLE                   602724
SHANGHAI CENTURY ACQUISIT CO    SHS             G80637104    10957  1321733     SH   SOLE                  1321733
SLM CORP                        COM             78442P106    70283  1415000     SH   SOLE                  1415000
SYNERON MEDICAL LTD             ORD SHS         M87245102    54372  2300000     SH   SOLE                  2300000
U.S. AUTO PARTS NETWORK INC     COM             90343C100     1920   220406     SH   SOLE                   220406
UNION STREET ACQ CORP           COM             908536105     4769   625000     SH   SOLE                   625000
VANTAGE ENERGY SERVICES INC     COM             92209F102     5069   675000     SH   SOLE                   675000
VICTORY ACQUISITION CORP        COM             92644D100     3720   400000     SH   SOLE                   400000